Unaudted Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, authorized	[1]	1,250,000	1,250,000
Ordinary shares, issued	[1]	1,005,778	1,005,778
Ordinary shares, outstanding	[1]	1,005,778	1,005,778
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, authorized	[1]	13,750,000	13,750,000
Ordinary shares, issued	[1]	11,854,583	8,815,026
Ordinary shares, outstanding	[1]	11,854,583	8,815,026

[1]	The shares amounts are presented on a retroactive basis to reflect the 20-to-1 ordinary share consolidation effected on April 14, 2025.